PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Other Post-Employment Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Total	$ 176	$ 147	$ 430
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	37	9	85
Past service cost - Plan amendments		(57)
Past service cost - Curtailments		(7)
Net interest cost (income) on net DB liability (asset)	29	25	110
Past service cost - Settlements	(20)	(14)	8
Total	46	(44)	205
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	11	(1)	10
Past service cost - Plan amendments		1
Past service cost - Curtailments		0
Net interest cost (income) on net DB liability (asset)	19	18	19
Past service cost - Settlements	0	(1)	0
Total	30	17	28
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	21	7	27
Past service cost - Plan amendments		(58)
Past service cost - Curtailments		(7)
Net interest cost (income) on net DB liability (asset)	4	2	7
Past service cost - Settlements	(20)	(13)	8
Total	5	(69)	42
Other | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	5	3	48
Past service cost - Plan amendments		0
Past service cost - Curtailments		0
Net interest cost (income) on net DB liability (asset)	6	5	84
Past service cost - Settlements	0	0	0
Total	$ 11	$ 8	$ 135